12. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 763,000	$ 661,000	$ 627,200
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil and gas properties	2,871,000	2,222,000	1,691,000
Asset retirement obligation	89,900	83,300	76,700
Deferred tax asset	3,741,400	2,983,800	2,412,400
Less: valuation allowance	(3,741,400)	(2,983,800)	(2,412,400)
Deferred tax asset recognized	$ 0	$ 0	$ 0